Templeton Global Income Fund
Statement of Investments, March 31, 2020 (unaudited)
		Principal Amount*		Value
	Foreign Government and Agency Securities 40.0%
	Argentina 1.3%
[a,b]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22	459,955,812	ARS	$2,807,647
	Index Linked, 1.40%, 3/25/23	283,921,897	ARS	1,586,716
	Index Linked, 1.50%, 3/25/24	283,921,904	ARS	1,516,862
[a]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	252,627,000	ARS	1,461,329
	16.00%, 10/17/23	283,431,000	ARS	1,316,629
	senior note, 15.50%, 10/17/26	512,895,000	ARS	2,260,440
[a,c]	Government of Argentina, FRN, 36.85%, (ARS Badlar + 2.00%), 4/03/22	20,588,000	ARS	165,089
				11,114,712
	Brazil 3.2%
	Letra Tesouro Nacional, Strip, 7/01/21	65,187[d]	BRL	12,010,856
	Nota do Tesouro Nacional, 10.00%, 1/01/21	74,176[d]	BRL	14,952,710
				26,963,566
	Colombia 1.3%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	983,000,000	COP	248,414
	senior bond, 4.375%, 3/21/23	149,000,000	COP	35,175
	senior bond, 9.85%, 6/28/27	237,000,000	COP	64,577
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	1,645,700,000	COP	420,873
	senior bond, B, 11.00%, 7/24/20	1,144,000,000	COP	287,737
	senior bond, B, 7.00%, 5/04/22	3,111,000,000	COP	795,475
	senior bond, B, 10.00%, 7/24/24	12,183,000,000	COP	3,429,466
	senior bond, B, 7.50%, 8/26/26	9,469,300,000	COP	2,388,307
	senior bond, B, 6.00%, 4/28/28	13,320,000,000	COP	3,062,662
				10,732,686
	Ghana 1.3%
	Government of Ghana,
	24.75%, 3/01/21	220,000	GHS	40,744
	16.25%, 5/17/21	2,040,000	GHS	350,364
	24.50%, 6/21/21	50,000	GHS	9,280
	24.75%, 7/19/21	360,000	GHS	66,800
	18.75%, 1/24/22	8,520,000	GHS	1,438,276
	17.60%, 11/28/22	100,000	GHS	15,929
	19.75%, 3/25/24	8,520,000	GHS	1,392,623
	19.00%, 11/02/26	25,560,000	GHS	3,952,132
	senior bond, 19.75%, 3/15/32	25,560,000	GHS	3,954,954
	senior note, 18.50%, 6/01/20	140,000	GHS	24,561
	senior note, 18.25%, 9/21/20	140,000	GHS	24,727
	senior note, 16.50%, 3/22/21	490,000	GHS	85,065
				11,355,455
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  0

Templeton Global Income Fund
Statement of Investments (unaudited)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India 4.9%
	Government of India,
	senior bond, 8.35%, 5/14/22	68,200,000	INR	$963,626
	senior bond, 8.13%, 9/21/22	15,000,000	INR	212,248
	senior note, 8.27%, 6/09/20	476,000,000	INR	6,359,224
	senior note, 7.80%, 4/11/21	697,700,000	INR	9,506,723
	senior note, 8.79%, 11/08/21	225,000,000	INR	3,146,878
	senior note, 8.15%, 6/11/22	540,000,000	INR	7,610,882
	senior note, 6.84%, 12/19/22	111,000,000	INR	1,535,196
	senior note, 7.16%, 5/20/23	42,900,000	INR	596,310
	senior note, 8.83%, 11/25/23	788,400,000	INR	11,555,968
				41,487,055
	Indonesia 6.3%
	Government of Indonesia,
	senior bond, FR31, 11.00%, 11/15/20	145,557,000,000	IDR	9,258,066
	senior bond, FR34, 12.80%, 6/15/21	64,492,000,000	IDR	4,287,273
	senior bond, FR35, 12.90%, 6/15/22	42,438,000,000	IDR	2,949,322
	senior bond, FR39, 11.75%, 8/15/23	2,703,000,000	IDR	189,492
	senior bond, FR42, 10.25%, 7/15/27	3,595,000,000	IDR	247,771
	senior bond, FR43, 10.25%, 7/15/22	4,826,000,000	IDR	320,007
	senior bond, FR44, 10.00%, 9/15/24	1,618,000,000	IDR	109,500
	senior bond, FR46, 9.50%, 7/15/23	11,430,000,000	IDR	754,198
	senior bond, FR53, 8.25%, 7/15/21	144,200,000,000	IDR	9,122,799
	senior bond, FR56, 8.375%, 9/15/26	252,893,000,000	IDR	16,040,320
	senior bond, FR61, 7.00%, 5/15/22	18,449,000,000	IDR	1,151,225
	senior bond, FR63, 5.625%, 5/15/23	16,137,000,000	IDR	960,058
	senior bond, FR70, 8.375%, 3/15/24	120,843,000,000	IDR	7,720,321
				53,110,352
	Mexico 12.3%
	Government of Mexico,
	senior bond, M, 6.50%, 6/10/21	18,789,460[e]	MXN	79,213,478
	senior bond, M, 6.50%, 6/09/22	2,327,300[e]	MXN	9,826,726
	senior bond, M, 8.00%, 12/07/23	445,500[e]	MXN	1,968,561
	senior note, M, 7.25%, 12/09/21	2,971,800[e]	MXN	12,723,328
[f]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20	118,805[g]	MXN	493,295
				104,225,388
	Norway 3.9%
[h,i]	Government of Norway,
	144A, Reg S, 3.75%, 5/25/21	108,862,000	NOK	10,910,433
	144A, Reg S, 2.00%, 5/24/23	90,931,000	NOK	9,208,917
	144A, Reg S, 3.00%, 3/14/24	82,387,000	NOK	8,732,681
	144A, Reg S, 1.75%, 3/13/25	28,937,000	NOK	2,956,563
	144A, Reg S, 1.50%, 2/19/26	17,165,000	NOK	1,739,357
				33,547,951
  |  1

Templeton Global Income Fund
Statement of Investments (unaudited)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	South Korea 4.5%
	Korea Monetary Stabilization Bond, senior note, 1.18%, 8/02/21		2,322,000,000	KRW	$1,908,792
	Korea Treasury Bond,
	senior note, 1.375%, 9/10/21		3,483,000,000	KRW	2,870,619
	senior note, 2.00%, 12/10/21		4,254,000,000	KRW	3,545,072
	senior note, 2.25%, 9/10/23		19,359,000,000	KRW	16,436,500
	senior note, 1.375%, 9/10/24		11,135,070,000	KRW	9,164,925
	senior note, 3.00%, 9/10/24		5,310,000,000	KRW	4,675,509
					38,601,417
[j]	Supranational 1.0%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		185,000,000	MXN	8,103,145
	Total Foreign Government and Agency Securities (Cost $460,419,558)				339,241,727
	U.S. Government and Agency Securities 16.3%
	United States 16.3%
	U.S. Treasury Note,
	1.125%, 9/30/21		2,737,000		2,774,742
	1.50%, 9/30/21		30,797,000		31,393,090
	2.125%, 12/31/21		3,094,000		3,196,610
	1.50%, 10/31/24		2,110,000		2,219,539
	1.50%, 11/30/24		2,600,000		2,738,633
	2.00%, 2/15/25		2,530,000		2,727,261
	2.125%, 5/15/25		3,030,000		3,291,693
	2.875%, 5/31/25		2,520,000		2,836,673
	2.625%, 12/31/25		14,555,000		16,336,850
	1.625%, 2/15/26		7,870,000		8,386,161
	2.125%, 5/31/26		3,594,000		3,945,819
	1.625%, 10/31/26		7,870,000		8,426,741
	1.75%, 12/31/24		47,264,000		50,338,006
	Total U.S. Government and Agency Securities (Cost $133,721,673)				138,611,818
		Number of Contracts	Notional Amount*
	Options Purchased 4.4%
	Calls - Over-the-Counter
	Currency Options 3.3%
	AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	4,644,000	AUD	91
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	3,864,000	AUD	62
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	4,250,000	AUD	47
	AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	3,864,000	AUD	211
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	15,455,000	AUD	199
	AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	10,834,000	AUD	499
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	2,898,000	AUD	794
	AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	11,592,000	AUD	4,273
  |  2

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	4,830,000	AUD	$86
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	6,086,000	AUD	213
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	3,864,000	AUD	154
AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	5,160,000	AUD	7,611
AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	6,192,000	AUD	9,875
AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	4,837,000	AUD	1,120
AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	10,321,000	AUD	79,912
AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	6,955,000	AUD	10,873
USD/MXN, Counterparty CITI, July Strike Price 22.70 MXN, Expires 7/26/21	1	11,812,000		1,620,536
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	24,116,000		167,437
USD/JPY, Counterparty CITI, February Strike Price 118.25 JPY, Expires 2/24/21	1	62,235,000		239,792
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	7,053,000		1,020,428
USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	6,456,000		1,040,985
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	2,550,000		334,093
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	4,433,000		631,627
USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	7,079,000		247,404
USD/MXN, Counterparty CITI, July Strike Price 21.03 MXN, Expires 7/30/20	1	3,934,000		543,836
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	15,368,000		1,726,533
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	15,352,000		1,849,594
USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	14,123,000		2,131,231
USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	12,220,000		358,535
USD/MXN, Counterparty CITI, October Strike Price 20.08 MXN, Expires 10/19/20	1	8,427,000		1,550,088
USD/MXN, Counterparty CITI, July Strike Price 22.57 MXN, Expires 7/20/21	1	11,814,000		1,647,013
USD/MXN, Counterparty GSCO, March Strike Price 20.62 MXN, Expires 3/03/21	1	2,460,000		443,427
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	1,794,000		296,979
USD/MXN, Counterparty JPHQ, June Strike Price 20.70 MXN, Expires 6/12/20	1	2,670,000		380,032
USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	8,107,000		264,223
USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	8,118,000		1,371,763
USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	4,059,000		577,190
USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	8,118,000		358,791
USD/MXN, Counterparty MSCO, May Strike Price 19.86 MXN, Expires 5/29/20	1	20,322,000		3,522,839
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	4,000,000		459,464
USD/MXN, Counterparty MSCO, July Strike Price 18.99 MXN, Expires 7/17/20	1	10,696,000		2,302,603
USD/MXN, Counterparty MSCO, July Strike Price 20.75 MXN, Expires 7/17/20	1	5,348,000		782,450
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	12,294,000		1,243,268
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	12,294,000		460,964
				27,689,145
  |  3

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter
Currency Options 1.1%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	3,091,000	AUD	$110,176
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	1,932,000	AUD	86,420
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	3,091,000	AUD	244,820
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	1,932,000	AUD	163,285
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	1,932,000	AUD	27,161
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	6,440,000	AUD	438,169
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	23,183,000	AUD	1,396,475
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	1,449,000	AUD	48,115
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	869,000	AUD	39,150
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	3,622,000	AUD	256,727
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	2,608,000	AUD	211,795
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	5,796,000	AUD	182,888
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	9,660,000	AUD	454,763
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	3,864,000	AUD	243,202
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	6,826,000	AUD	373,464
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	10,320,000	AUD	521,430
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	12,384,000	AUD	571,193
AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	10,948,000	AUD	670,471
AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	10,321,000	AUD	144,975
USD/JPY, Counterparty CITI, September Strike Price 100.70 JPY, Expires 9/16/20	1	43,564,000		540,411
USD/JPY, Counterparty CITI, September Strike Price 106.75 JPY, Expires 9/22/20	1	48,231,000		1,267,800
USD/JPY, Counterparty CITI, February Strike Price 105.70 JPY, Expires 2/24/21	1	31,118,000		990,984
USD/MXN, Counterparty CITI, July Strike Price 18.28 MXN, Expires 7/20/20	1	2,363,000		1,940
USD/MXN, Counterparty CITI, July Strike Price 18.38 MXN, Expires 7/24/20	1	2,362,000		2,180
USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	7,684,000		12,978
USD/MXN, Counterparty CITI, October Strike Price 18.00 MXN, Expires 10/19/20	1	5,907,000		6,763
USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	3,396,000		48,573
USD/MXN, Counterparty GSCO, March Strike Price 18.65 MXN, Expires 3/03/21	1	2,460,000		6,187
USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	4,053,000		46,520
USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	5,074,000		3,298
				9,112,313
Total Options Purchased (Cost $10,281,094)				36,801,458
Total Investments before Short Term Investments (Cost $604,422,325)				514,655,003
  |  4

Templeton Global Income Fund
Statement of Investments (unaudited)
			Principal Amount*		Value
	Short Term Investments 34.9%
	Foreign Government and Agency Securities 10.0%
	Brazil 4.6%
	Letra Tesouro Nacional,
	Strip, 10/01/20		103,150[d]	BRL	$19,534,561
	Strip, 7/01/20		104,697[d]	BRL	19,986,391
					39,520,952
	Japan 5.1%
[k]	Japan Treasury Discount Bill,
	4/06/20		2,042,300,000	JPY	18,990,494
	4/10/20 - 9/23/20		2,583,100,000	JPY	24,032,571
					43,023,065
	Norway 0.3%
[h,i,k]	Norway Treasury Bill, 144A, Reg S, 6/17/20 - 9/16/20		24,991,000	NOK	2,403,072
	Total Foreign Government and Agency Securities (Cost $85,848,618)				84,947,089
	Total Investments before Money Market Funds (Cost $690,270,943)				599,602,092
			Shares

	Money Market Funds (Cost $211,377,679) 24.9%
	United States 24.9%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		211,377,679		211,377,679
	Total Investments (Cost $901,648,622) 95.6%				810,979,771
	Options Written (1.7)%				(14,522,500)
	Other Assets, less Liabilities 6.1%				52,249,586
	Net Assets 100.0%				$848,706,857
		Number of Contracts	Notional Amount*
	Options Written (1.7)%
	Calls - Over-the-Counter
	Currency Options (1.5)%
	AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	4,644,000	AUD	(260)
	AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	8,114,000	AUD	(962)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	7,728,000	AUD	(817)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	3,863,000	AUD	(313)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	10,834,000	AUD	(1,331)
	AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	11,592,000	AUD	(17,418)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	4,830,000	AUD	(472)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	6,086,000	AUD	(1,051)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	3,864,000	AUD	(6,698)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	5,160,000	AUD	(20,645)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	6,192,000	AUD	(28,406)
  |  5

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	6,440,000	AUD	$(8,988)
AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	9,675,000	AUD	(4,749)
AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	4,105,000	AUD	(2,630)
AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	10,321,000	AUD	(262,357)
AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	13,911,000	AUD	(31,798)
USD/JPY, Counterparty CITI, September Strike Price 107.50 JPY, Expires 9/16/20	1	24,894,000		(583,241)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	48,232,000		(843,963)
USD/JPY, Counterparty CITI, February Strike Price 112.00 JPY, Expires 2/24/21	1	62,235,000		(726,531)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	3,228,000		(619,634)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	3,547,000		(232,286)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	1,360,000		(88,422)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	3,564,000		(84,360)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	3,539,000		(31,709)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	7,684,000		(641,683)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	5,117,000		(298,342)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	7,061,000		(1,273,381)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	7,061,000		(713,147)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	12,220,000		(211,870)
USD/MXN, Counterparty GSCO, June Strike Price 21.07 MXN, Expires 6/03/20	1	2,460,000		(311,493)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	8,107,000		(86,567)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	4,059,000		(390,768)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	8,118,000		(124,571)
USD/MXN, Counterparty MSCO, May Strike Price 20.92 MXN, Expires 5/29/20	1	6,774,000		(890,442)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	2,000,000		(90,472)
USD/MXN, Counterparty MSCO, July Strike Price 19.91 MXN, Expires 7/17/20	1	16,044,000		(2,861,463)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	18,441,000		(993,490)
USD/MXN, Counterparty MSCO, September Strike Price 22.46 MXN, Expires 9/10/20	1	1,537,000		(150,946)
				(12,637,676)
Puts - Over-the-Counter
Currency Options (0.2)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	10,303,000	AUD	(331,666)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	7,728,000	AUD	(238,666)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	3,413,000	AUD	(112,827)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	3,870,000	AUD	(16,558)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	2,737,000	AUD	(96,055)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	5,160,000	AUD	(29,894)
USD/JPY, Counterparty CITI, September Strike Price 89.80 JPY, Expires 9/16/20	1	21,782,000		(100,175)
  |  6

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Currency Options (continued)
USD/JPY, Counterparty CITI, September Strike Price 102.25 JPY, Expires 9/22/20	1	24,116,000	$(363,549)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	4,433,000	(10,058)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	1,360,000	(651)
USD/MXN, Counterparty CITI, July Strike Price 18.86 MXN, Expires 7/20/20	1	7,088,000	(8,910)
USD/MXN, Counterparty CITI, July Strike Price 18.97 MXN, Expires 7/24/20	1	7,087,000	(10,049)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	15,368,000	(42,124)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	3,396,000	(185,248)
USD/MXN, Counterparty CITI, October Strike Price 18.89 MXN, Expires 10/19/20	1	11,813,000	(24,217)
USD/MXN, Counterparty GSCO, June Strike Price 19.52 MXN, Expires 6/03/20	1	1,230,000	(1,326)
USD/MXN, Counterparty GSCO, March Strike Price 19.80 MXN, Expires 3/03/21	1	2,460,000	(12,514)
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	1,794,000	(3,416)
USD/MXN, Counterparty JPHQ, June Strike Price 19.40 MXN, Expires 6/12/20	1	2,670,000	(2,916)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	8,107,000	(268,917)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	8,118,000	(9,742)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	3,000,000	(2,424)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	4,610,000	(12,922)
			(1,884,824)
Total Options Written (Premiums received $7,315,952)			(14,522,500)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 7 regarding fair value measurements.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]The coupon rate shown represents the rate at period end.
[d]Principal amount is stated in 1,000 Brazilian Real Units.
[e]Principal amount is stated in 100 Mexican Peso Units.
[f]Principal amount of security is adjusted for inflation.
[g]Principal amount is stated in 100 Unidad de Inversion Units.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $35,951,023, representing 4.2% of net assets.
[i]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $35,951,023, representing 4.2% of net assets.
[j]A supranational organization is an entity formed by two or more central governments through international treaties.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]See Note 6 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Templeton Global Income Fund
Statement of Investments (unaudited)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	2,972,000	3,320,721		4/01/20	$ —	$(43,660)
Euro	HSBK	Sell	2,972,000	3,293,511		4/01/20	16,450	—
Brazilian Real	CITI	Buy	17,258,600	3,344,690		4/02/20	—	(23,787)
Brazilian Real	CITI	Sell	17,258,600	3,366,546		4/02/20	45,643	—
Euro	CITI	Buy	40,685,750	4,824,923,092	JPY	4/02/20	—	(5,513)
Euro	CITI	Sell	40,685,750	4,795,979,249	JPY	4/02/20	—	(263,650)
Swedish Krona	DBAB	Buy	90,410,200	8,353,525	EUR	4/03/20	—	(90,119)
Indian Rupee	BNDP	Buy	729,311,000	9,837,539		4/07/20	—	(183,598)
Indian Rupee	BNDP	Sell	729,311,000	10,045,813		4/07/20	391,872	—
Mexican Peso	CITI	Sell	48,448,000	2,412,353		4/08/20	375,187	—
Euro	UBSW	Buy	13,525,000	15,148,812		4/09/20	—	(230,649)
Euro	UBSW	Sell	13,525,000	15,047,915		4/09/20	129,753	—
Euro	BZWS	Buy	4,094,000	4,579,215		4/14/20	—	(62,581)
Euro	BZWS	Sell	4,094,000	4,551,464		4/14/20	34,830	—
Euro	JPHQ	Buy	7,083,554	7,923,968		4/14/20	—	(109,162)
Euro	JPHQ	Sell	7,083,554	7,871,847		4/14/20	57,041	—
Euro	GSCO	Buy	1,931,727	2,161,660		4/15/20	—	(30,429)
Euro	GSCO	Sell	1,931,727	2,158,865		4/15/20	27,633	—
Swedish Krona	DBAB	Buy	25,286,200	2,326,430	EUR	4/15/20	—	(15,694)
Indian Rupee	CITI	Buy	431,921,100	5,771,414		4/16/20	—	(73,673)
Indian Rupee	CITI	Sell	431,921,100	5,980,216		4/16/20	282,474	—
Brazilian Real	JPHQ	Sell	20,869,300	4,360,708		4/17/20	348,565	—
Euro	GSCO	Buy	1,285,391	1,439,072		4/23/20	—	(20,464)
Euro	GSCO	Sell	1,285,391	1,451,335		4/23/20	32,727	—
Euro	UBSW	Buy	714,093	800,548		4/24/20	—	(12,415)
Euro	UBSW	Sell	1,228,000	1,383,618		4/24/20	28,294	—
Euro	GSCO	Buy	451,231	505,366		4/29/20	—	(7,246)
Euro	GSCO	Sell	451,231	507,058		4/29/20	8,939	—
Euro	SCNY	Buy	4,300,311	4,820,972		4/29/20	—	(73,812)
Euro	SCNY	Sell	4,300,311	4,831,894		4/29/20	84,734	—
South Korean Won	HSBK	Sell	12,970,000,000	11,169,961		4/29/20	519,579	—
Euro	CITI	Sell	283,400	34,282,898	JPY	4/30/20	6,457	—
Euro	GSCO	Buy	1,784,250	1,998,449		4/30/20	—	(28,716)
Euro	GSCO	Sell	1,784,250	2,003,481		4/30/20	33,747	—
Indian Rupee	HSBK	Buy	861,174,700	11,493,151		4/30/20	—	(193,203)
Indian Rupee	HSBK	Sell	912,750,357	12,670,049		4/30/20	693,349	—
Japanese Yen	CITI	Buy	324,391,600	3,022,728		4/30/20	—	(1,273)
Indian Rupee	HSBK	Buy	389,589,000	5,212,590		5/04/20	—	(105,345)
Indian Rupee	HSBK	Sell	805,601,061	11,158,682		5/04/20	597,804	—
Brazilian Real	CITI	Sell	17,310,500	3,366,557		5/05/20	42,090	—
Brazilian Real	JPHQ	Sell	22,511,000	5,430,763		5/05/20	1,107,544	—
Indian Rupee	HSBK	Sell	425,413,000	5,877,088		5/05/20	301,514	—
Euro	JPHQ	Buy	4,312,000	4,830,453		5/08/20	—	(68,693)
Euro	JPHQ	Sell	4,312,000	4,836,339		5/08/20	74,579	—
Swiss Franc	UBSW	Buy	5,622,151	5,120,962	EUR	5/08/20	194,460	—
South Korean Won	HSBK	Sell	7,321,000,000	6,176,756		5/11/20	163,120	—
  |  8

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	GSCO	Buy	5,517,599	5,027,425	EUR	5/12/20	$189,179	$ —
Indian Rupee	BNDP	Sell	102,165,000	1,419,787		5/13/20	83,277	—
Swedish Krona	DBAB	Buy	25,286,200	2,375,429	EUR	5/13/20	—	(72,213)
Euro	HSBK	Sell	7,662,000	8,538,839		5/14/20	75,656	—
Euro	JPHQ	Sell	932,604	1,040,040		5/14/20	9,917	—
Indian Rupee	HSBK	Sell	213,251,757	2,964,918		5/14/20	175,836	—
Indian Rupee	JPHQ	Sell	1,026,284,000	14,152,666		5/14/20	730,077	—
South Korean Won	CITI	Sell	5,173,000,000	4,477,431		5/15/20	227,766	—
Indian Rupee	HSBK	Sell	553,716,000	7,689,432		5/18/20	454,208	—
Indian Rupee	JPHQ	Sell	299,959,000	4,073,316		5/18/20	153,851	—
Swedish Krona	DBAB	Buy	4,832,000	505,498		5/19/20	—	(17,864)
Euro	JPHQ	Sell	36,690,814	41,089,382		5/20/20	552,368	—
Australian Dollar	JPHQ	Sell	32,165,750	2,332,742,867	JPY	5/21/20	1,982,101	—
Euro	JPHQ	Sell	12,683,779	14,213,062		5/21/20	199,123	—
South Korean Won	CITI	Sell	6,847,000,000	5,793,705		5/21/20	167,951	—
Euro	HSBK	Sell	7,079,963	835,990,017	JPY	5/22/20	—	(29,632)
Euro	HSBK	Sell	7,079,963	850,388,538	JPY	5/22/20	104,592	—
Euro	JPHQ	Sell	12,683,779	14,193,973		5/22/20	179,481	—
Australian Dollar	CITI	Sell	10,996,440	813,252,726	JPY	5/26/20	825,966	—
Japanese Yen	JPHQ	Buy	739,460,800	6,886,392		5/26/20	7,933	—
Swedish Krona	DBAB	Buy	60,018,807	6,307,942		5/26/20	—	(250,112)
Euro	MSCS	Sell	4,545,000	5,068,584		5/27/20	45,756	—
Swedish Krona	DBAB	Buy	97,113,000	10,199,392		5/27/20	—	(397,360)
Euro	BZWS	Sell	1,087,889	1,217,326		5/29/20	14,969	—
Brazilian Real	HSBK	Sell	11,443,500	2,267,656		6/02/20	73,418	—
Brazilian Real	JPHQ	Sell	19,847,700	4,634,281		6/02/20	828,577	—
Euro	HSBK	Sell	4,550,000	5,100,891		6/04/20	71,049	—
Euro	JPHQ	Sell	6,016,524	6,742,448		6/04/20	91,422	—
Euro	SCNY	Sell	1,325,806	1,486,031		6/05/20	20,354	—
Japanese Yen	HSBK	Buy	520,970,850	4,939,067		6/08/20	—	(79,368)
Japanese Yen	JPHQ	Buy	494,791,690	4,696,337		6/08/20	—	(80,841)
Japanese Yen	JPHQ	Sell	494,791,690	4,733,082		6/08/20	117,587	—
Australian Dollar	CITI	Sell	5,777,000	410,265,209	JPY	6/09/20	277,705	—
Australian Dollar	HSBK	Sell	7,500,000	552,551,560	JPY	6/12/20	547,004	—
Australian Dollar	JPHQ	Sell	11,470,000	847,522,297	JPY	6/12/20	859,753	—
Australian Dollar	HSBK	Sell	26,220,000	1,775,875,356	JPY	6/15/20	460,317	—
Euro	JPHQ	Sell	916,524	1,065,111		6/15/20	51,535	—
Norwegian Krone	JPHQ	Buy	64,393,600	7,036,821		6/15/20	—	(828,265)
Swedish Krona	DBAB	Buy	50,572,300	4,774,232	EUR	6/15/20	—	(173,272)
Australian Dollar	HSBK	Sell	2,520,000	165,372,480	JPY	6/16/20	—	(5,213)
Norwegian Krone	JPHQ	Buy	64,001,800	7,036,830		6/16/20	—	(866,045)
Swedish Krona	DBAB	Buy	25,286,200	2,324,292	EUR	6/16/20	—	(17,192)
Mexican Peso	CITI	Sell	166,125,000	8,171,212		6/17/20	1,258,463	—
Japanese Yen	HSBK	Buy	336,807,120	3,106,360		6/18/20	36,662	—
Norwegian Krone	JPHQ	Buy	65,563,400	7,274,557		6/19/20	—	(953,196)
Japanese Yen	JPHQ	Buy	666,398,580	6,301,528		6/22/20	—	(81,843)
Japanese Yen	JPHQ	Sell	666,398,580	6,378,912		6/22/20	159,227	—
South Korean Won	CITI	Sell	2,579,000,000	2,155,724		6/22/20	33,353	—
  |  9

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BNDP	Buy	1,684,055,930	16,084,717		6/24/20	$ —	$(365,718)
Brazilian Real	HSBK	Sell	4,931,300	958,092		6/25/20	13,580	—
Euro	HSBK	Sell	7,080,147	846,467,003	JPY	6/25/20	68,585	—
Euro	BZWS	Sell	1,087,889	1,199,289		6/30/20	—	(4,432)
Euro	CITI	Sell	141,705	16,867,314	JPY	6/30/20	682	—
Euro	CITI	Sell	283,400	33,390,126	JPY	6/30/20	—	(1,841)
Norwegian Krone	JPHQ	Buy	96,187,025	8,993,532		6/30/20	280,514	—
Brazilian Real	CITI	Sell	17,258,600	3,328,050		7/02/20	23,687	—
Brazilian Real	HSBK	Sell	11,489,800	2,267,655		7/02/20	67,797	—
Brazilian Real	JPHQ	Sell	39,316,700	7,750,523		7/02/20	222,876	—
Euro	CITI	Sell	40,685,750	4,821,871,661	JPY	7/02/20	—	(102)
South Korean Won	DBAB	Sell	5,874,000,000	4,882,793		7/06/20	45,562	—
Australian Dollar	JPHQ	Sell	6,470,000	483,137,545	JPY	7/14/20	537,358	—
South Korean Won	CITI	Sell	616,384,000	536,990		7/17/20	29,189	—
Euro	JPHQ	Sell	11,085,000	12,587,073		7/23/20	313,606	—
Euro	UBSW	Sell	5,829,129	6,618,685		7/23/20	164,591	—
Brazilian Real	JPHQ	Sell	24,886,400	5,510,717		8/04/20	755,669	—
South Korean Won	DBAB	Sell	5,870,000,000	4,952,333		8/07/20	112,586	—
Swiss Franc	UBSW	Buy	11,244,303	10,380,231	EUR	8/10/20	244,504	—
Swiss Franc	GSCO	Buy	11,035,198	10,205,836	EUR	8/12/20	219,493	—
Swedish Krona	DBAB	Buy	25,286,100	2,397,871	EUR	8/13/20	—	(101,017)
Australian Dollar	JPHQ	Sell	24,124,313	1,734,213,234	JPY	8/21/20	1,394,696	—
Australian Dollar	CITI	Sell	10,967,160	778,434,201	JPY	8/24/20	541,617	—
Australian Dollar	JPHQ	Sell	10,420,500	742,095,907	JPY	8/24/20	537,651	—
Euro	HSBK	Sell	7,079,963	836,619,426	JPY	8/24/20	—	(22,788)
Australian Dollar	JPHQ	Sell	10,420,500	769,077,187	JPY	8/25/20	790,186	—
Euro	HSBK	Sell	7,079,963	858,346,417	JPY	8/25/20	180,400	—
Japanese Yen	JPHQ	Buy	739,475,000	6,751,501		8/27/20	164,227	—
Japanese Yen	CITI	Buy	900,237,000	8,710,604		8/31/20	—	(290,395)
Japanese Yen	CITI	Sell	900,237,000	8,512,960		8/31/20	92,751	—
Japanese Yen	HSBK	Buy	520,970,830	4,907,366		9/09/20	—	(33,252)
Australian Dollar	HSBK	Sell	4,940,000	334,699,820	JPY	9/14/20	96,992	—
Australian Dollar	JPHQ	Sell	5,850,000	397,168,492	JPY	9/14/20	122,470	—
Norwegian Krone	JPHQ	Buy	57,451,200	6,367,668		9/21/20	—	(827,766)
Japanese Yen	HSBK	Buy	383,726,540	3,545,309		9/24/20	46,372	—
Euro	CITI	Sell	283,400	33,401,462	JPY	9/30/20	—	(1,722)
Euro	CITI	Sell	425,095	51,241,640	JPY	9/30/20	8,091	—
Euro	GSCO	Buy	2,676,375	3,026,445		10/05/20	—	(56,652)
Euro	GSCO	Sell	2,676,375	2,994,650		10/05/20	24,857	—
Mexican Peso	CITI	Sell	49,711,000	2,412,359		10/08/20	376,810	—
Mexican Peso	CITI	Sell	37,337,000	1,809,270		10/09/20	280,615	—
Euro	HSBK	Sell	13,422,375	15,083,259		10/13/20	185,464	—
Mexican Peso	CITI	Sell	124,480,000	6,019,866		10/13/20	926,156	—
Mexican Peso	CITI	Sell	183,230,000	8,893,020		10/15/20	1,397,295	—
Mexican Peso	CITI	Sell	167,775,000	8,217,940		10/16/20	1,355,391	—
Euro	JPHQ	Sell	33,330	37,859		10/29/20	846	—
Swiss Franc	UBSW	Buy	5,622,151	5,128,951	EUR	11/09/20	194,581	—
Swiss Franc	GSCO	Buy	5,517,599	5,035,224	EUR	11/12/20	189,274	—
  |  10

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	8,041,437	589,295,787	JPY	11/24/20	$587,228	$ —
Japanese Yen	MSCS	Buy	3,604,000,000	34,066,204		12/18/20	—	(237,479)
Total Forward Exchange Contracts							$29,259,067	$(7,439,262)
Net unrealized appreciation (depreciation)							$21,819,805

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 16.
  |  11

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
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Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2020, the Fund received $17,407,511 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Fund did not hold any interest rate swap contracts at period end.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
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Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
4.  CONCENTRATION OF RISK
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2020, the Fund had 1.6% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
5.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$226,097,663	$74,109,952	$(88,829,936)	$ —	$ —	$211,377,679	211,377,679	$555,923
7.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of March 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities:
Argentina	$—	$—	$11,114,712	$11,114,712
All Other Foreign Government and Agency Securities	—	328,127,015	—	328,127,015
U.S. Government and Agency Securities	—	138,611,818	—	138,611,818
Options Purchased	—	36,801,458	—	36,801,458
Short Term Investments	211,377,679	84,947,089	—	296,324,768
Total Investments in Securities	$211,377,679	$588,487,380	$11,114,712	$810,979,771
Other Financial Instruments:
Forward Exchange Contracts	$—	$29,259,067	$—	$29,259,067
Restricted Currency (ARS)	—	—	1,225,724	1,225,724
Total Other Financial Instruments	$ —	$29,259,067	$1,225,724	$30,484,791
Receivables:
Interest Receivable (ARS)	$ —	$ —	$1,013,760	$1,013,760
Liabilities:
Other Financial Instruments:
Options Written	$—	$14,522,500	$—	$14,522,500
Forward Exchange Contracts	—	7,439,262	—	7,439,262
Total Other Financial Instruments	$ —	$21,961,762	$ —	$21,961,762
Payables:
Deferred Tax (ARS)	$ —	$ —	$1,377	$1,377

[a]For detailed categories, see the accompanying Statement of Investments.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliation for the three months ended March 31, 2020, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into(Out of) Level 3	Cost Basis Adjustments[a]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$11,284,002	$6,057,557	$(3,195,616)	$—	$594,726	$(5,850,282)	$2,224,325	$11,114,712	$(164,556)
Short Term Investments:
Argentina	1,095,225	63,555	(695,728)	—	126,479	(264,535)	(324,996)	—	—
Total Investments in Securities	$12,379,227	$6,121,112	$(3,891,344)	$—	$721,205	$(6,114,817)	$1,899,329	$11,114,712	$(164,556)
Other Financial Instruments:
Restricted Currency (ARS)	$2,606,971	$1,980,930	$(3,102,268)	$—	$—	$(369,176)	$109,267	$1,225,724	$81,496
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Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into(Out of) Level 3	Cost Basis Adjustments[a]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Receivables:
Interest Receivable (ARS)	$526,601	$562,122	$(51,377)	$—	$—	$(5,940)	$(17,646)	$1,013,760	$(18,973)
Liabilities:
Payables:
Deferred Tax (ARS)	$1,491	$—	$—	$—	$—	$—	$(114)	$1,377	$(114)
aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Significant unobservable valuation inputs developed by the VC for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Foreign Government and Agency Securities:
Argentina	$11,114,712	Market Comparables	Implied Foreign exchange rate	81.4 ARS/USD	Decrease[b]
Other Financial Instruments:
Restricted Currency (ARS)	1,225,724	Market Comparables	Implied Foreign exchange rate	81.4 ARS/USD	Decrease[b]
All other[c]	1,013,760
Liabilities:
All other[c]	1,377
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.
8.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP	BNP Paribas
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
MSCS	Morgan Stanley Capital Services LLC
SCNY	Standard Chartered Bank
UBSW	UBS AG
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Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian krone
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private
FRN	Floating Rate Note

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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